PFS Funds 1939 Friendship Drive, Suite C El Cajon, CA 92020

December 22, 2011 Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549 Re: PFS Funds (the "Registrant") File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 33, which was filed with the Commission on December 20, 2011, and (ii) that Post-Effective Amendment No. 33 has been filed electronically with the Commission.

Very truly yours, /s/ Ross C. Provence Ross C. Provence President